FAIR VALUE MEASUREMENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cash equivalents	$ 0
Preferred stock warrant liability	$ 5,113,000